UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-22148

                  PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                         Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

                         Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:             800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2015

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

April 30, 2015

2015 Semi-Annual Report to Shareholders

PSR	PowerShares Active U.S. Real Estate Fund

CHNA	PowerShares China A-Share Portfolio

LALT	PowerShares Multi-Strategy Alternative Portfolio

PHDG	PowerShares S&P 500® Downside Hedged Portfolio

2

PowerShares Active U.S. Real Estate Fund (PSR)

April 30, 2015

(Unaudited)

Portfolio Composition Property Type and Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Retail	25.9
Specialized	18.3
Residential	14.4
Office	12.9
Health Care	11.3
Hotel & Resort	9.2
Industrial	5.1
Diversified	2.9
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Real Estate Investment Trusts—100.0%
	Diversified—2.9%
38,060	Cousins Properties, Inc.	$370,704
14,558	Empire State Realty Trust, Inc., Class A	262,044
26,494	Liberty Property Trust	923,051

		1,555,799

	Health Care—11.3%
33,171	HCP, Inc.	1,336,460
11,590	Health Care REIT, Inc.	834,712
17,482	Healthcare Realty Trust, Inc.	447,539
42,761	Healthcare Trust of America, Inc., Class A	1,107,082
33,357	Ventas, Inc.	2,298,297

		6,024,090

	Hotel & Resort—9.2%
9,844	Chesapeake Lodging Trust	312,547
35,003	DiamondRock Hospitality Co.	474,641
22,329	FelCor Lodging Trust, Inc.	248,075
38,323	Host Hotels & Resorts, Inc.	771,825
20,236	LaSalle Hotel Properties	742,459
12,727	Pebblebrook Hotel Trust	546,497
41,539	RLJ Lodging Trust	1,232,462
36,849	Sunstone Hotel Investors, Inc.	574,108

		4,902,614

	Industrial—5.1%
15,798	DCT Industrial Trust, Inc.	521,966
5,673	EastGroup Properties, Inc.	324,496
46,056	Prologis, Inc.	1,851,451

		2,697,913

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Office—12.9%
36,541	BioMed Realty Trust, Inc.	$758,226
15,107	Boston Properties, Inc.	1,998,807
35,746	Brandywine Realty Trust	521,177
16,667	Highwoods Properties, Inc.	717,348
11,744	Hudson Pacific Properties, Inc.	354,199
13,999	Kilroy Realty Corp.	993,789
29,747	New York REIT, Inc.	293,900
25,847	Paramount Group, Inc.	473,517
14,351	Parkway Properties, Inc.	233,491
30,711	Piedmont Office Realty Trust, Inc., Class A	536,828

		6,881,282

	Residential—14.4%
18,469	AvalonBay Communities, Inc.	3,035,195
37,574	Equity Residential	2,775,216
24,538	Mid-America Apartment Communities, Inc.	1,830,780

		7,641,191

	Retail—25.9%
31,383	Brixmor Property Group, Inc.	735,931
46,244	DDR Corp.	788,460
11,106	Equity One, Inc.	273,541
12,316	Federal Realty Investment Trust	1,646,280
50,491	National Retail Properties, Inc.	1,938,854
16,677	Retail Opportunity Investments Corp.	279,840
27,448	Simon Property Group, Inc.	4,981,538
17,193	Tanger Factory Outlet Centers, Inc.	577,341
26,280	Taubman Centers, Inc.	1,892,423
19,735	Weingarten Realty Investors	646,519

		13,760,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Active U.S. Real Estate Fund (PSR) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Specialized—18.3%
19,052	American Tower Corp.	$1,800,986
30,961	Crown Castle International Corp.	2,586,172
12,963	Plum Creek Timber Co., Inc.	547,039
6,772	Potlatch Corp.	249,954
11,006	Public Storage	2,068,137
12,101	Rayonier, Inc.	309,665
9,376	Sovran Self Storage, Inc.	818,900
43,185	Weyerhaeuser Co.	1,360,759

		9,741,612

	Total Real Estate Investment Trusts (Cost $53,021,704)	53,205,228

	Money Market Fund—0.0%
11,100	Invesco Premier Portfolio—Institutional Class(b) (Cost $11,100)	11,100

	Total Investments (Cost $53,032,804)—100.0%	53,216,328
	Other assets less liabilities—(0.0)%	(11,329)

	Net Assets—100.0%	$53,204,999

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares China A-Share Portfolio (CHNA)

April 30, 2015

(Unaudited)

Portfolio Composition Risk Allocation* (% of the Fund’s Net Assets) as of April 30, 2015
Asset Class	Risk Contribution	% of Net Assets
Equities	100%	100%

*	Based on futures contracts exposure.

Schedule of Investments

Number of Shares		Value
	Money Market Funds(a)—50.0%
1,208,487	Invesco Premier Portfolio—Institutional Class	$1,208,487
1,208,487	Invesco Premier Tax-Exempt Portfolio—Institutional Class	1,208,487
1,008,487	Invesco Short-Term Investment Trust—Government & Agency Portfolio— Institutional Class	1,008,487
1,208,487	Invesco Short-Term Investment Trust—STIC Prime Portfolio—Institutional Class	1,208,487
1,208,487	Invesco Short-Term Investment Trust— Treasury Portfolio	1,208,487

	Total Investments (Cost $5,842,435)—50.0%	5,842,435
	Other assets less liabilities—50.0%	5,845,153

	Net Assets—100.0%	$11,687,588

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Multi-Strategy Alternative Portfolio (LALT)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Information Technology	9.6
Financials	9.5
Consumer Discretionary	8.3
Industrials	6.6
Energy	6.3
Materials	4.7
Utilities	2.2
Health Care	2.2
Telecommunication Services	1.4
Consumer Staples	0.4
Money Market Funds Plus Other Assets Less Liabilities	48.8

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—51.2%
	Consumer Discretionary—8.3%
724	AutoNation, Inc.(b)	$44,562
2,120	Cablevision Systems Corp., Class A	42,358
1,235	Darden Restaurants, Inc.	78,756
1,966	Discovery Communications, Inc., Class A(b)	63,620
444	Fossil Group, Inc.(b)	37,287
2,249	Gannett Co., Inc.	77,186
2,751	H&R Block, Inc.	83,190
4,075	Interpublic Group of Cos., Inc. (The)	84,923
1,752	Lennar Corp., Class A	80,242
2,716	Mattel, Inc.	76,483
604	Mohawk Industries, Inc.(b)	104,794
4,933	News Corp., Class A(b)	77,843
812	PVH Corp.	83,920
467	Ralph Lauren Corp., Class A	62,302
1,119	Tiffany & Co.	97,890
609	Walt Disney Co. (The)	66,210

		1,161,566

	Consumer Staples—0.4%
773	Procter & Gamble Co. (The)	61,461

	Energy—6.3%
601	Chevron Corp.	66,747
2,394	CONSOL Energy, Inc.	77,757
755	Exxon Mobil Corp.	65,964
1,680	FMC Technologies, Inc.(b)	74,088
1,399	Halliburton Co.	68,481

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
888	Helmerich & Payne, Inc.	$69,237
652	Marathon Petroleum Corp.	64,268
1,206	National Oilwell Varco, Inc.	65,619
4,168	Noble Corp. PLC	72,148
840	Occidental Petroleum Corp.	67,284
748	Schlumberger Ltd.	70,768
742	Tesoro Corp.	63,686
1,079	Valero Energy Corp.	61,395

		887,442

	Financials—9.5%
2,739	CBRE Group, Inc., Class A(b)	105,013
2,774	E*TRADE Financial Corp.(b)	79,864
6,138	General Growth Properties, Inc. REIT	168,181
4,636	Hudson City Bancorp, Inc.	43,115
1,114	IntercontinentalExchange, Inc.	250,126
8,493	KeyCorp	122,724
987	Legg Mason, Inc.	51,966
2,670	McGraw Hill Financial, Inc.	278,481
4,292	Navient Corp.	83,866
2,493	XL Group PLC	92,440
1,949	Zions Bancorporation	55,225

		1,331,001

	Health Care—2.2%
1,635	DaVita HealthCare Partners, Inc.(b)	132,598
648	Johnson & Johnson	64,282

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Multi-Strategy Alternative Portfolio (LALT) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
1,125	Merck & Co., Inc.	$67,005
890	Tenet Healthcare Corp.(b)	42,595

		306,480

	Industrials—6.6%
925	Allegion PLC	56,564
466	Cummins, Inc.	64,429
932	Eaton Corp. PLC	64,056
1,128	Emerson Electric Co.	66,360
1,091	Fluor Corp.	65,613
2,604	Ingersoll-Rand PLC	171,447
1,629	Joy Global, Inc.	69,461
3,447	Masco Corp.	91,311
529	Parker Hannifin Corp.	63,142
1,282	Rockwell Collins, Inc.	124,777
568	Snap-on, Inc.	84,944

		922,104

	Information Technology—9.6%
1,703	Akamai Technologies, Inc.(b)	125,647
2,287	Autodesk, Inc.(b)	129,970
1,985	CA, Inc.	63,064
2,363	Cisco Systems, Inc.	68,125
1,391	Computer Sciences Corp.	89,650
2,875	Corning, Inc.	60,174
2,459	EMC Corp.	66,172
2,020	Hewlett-Packard Co.	66,599
2,071	Intel Corp.	67,411
1,527	Microsoft Corp.	74,273
2,081	Motorola Solutions, Inc.	124,340
1,785	NetApp, Inc.	64,706
949	QUALCOMM, Inc.	64,532
1,219	Seagate Technology PLC	71,580
2,698	Symantec Corp.	67,248
1,071	VeriSign, Inc.(b)	68,019
690	Western Digital Corp.	67,441

		1,338,951

	Materials—4.7%
228	CF Industries Holdings, Inc.	65,543
1,320	Dow Chemical Co. (The)	67,320
699	LyondellBasell Industries NV, Class A	72,360
1,679	MeadWestvaco Corp.	81,935
1,401	Mosaic Co. (The)	61,644
1,375	Nucor Corp.	67,183
1,681	Owens-Illinois, Inc.(b)	40,193
2,090	Sealed Air Corp.	95,304
1,264	Vulcan Materials Co.	108,097

		659,579

	Telecommunication Services—1.4%
1,929	AT&T, Inc.	66,821
1,817	CenturyLink, Inc.	65,339
8,773	Frontier Communications Corp.	60,183

		192,343

	Utilities—2.2%
4,792	AES Corp. (The)	63,494

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
3,054	CenterPoint Energy, Inc.	$64,042
822	Duke Energy Corp.	63,763
998	Pinnacle West Capital Corp.	61,078
1,150	SCANA Corp.	60,927

		313,304

	Total Common Stocks and Other Equity Interests (Cost $7,102,066)	7,174,231

	Money Market Funds(c)—42.2%
1,185,040	Invesco Premier Portfolio—Institutional Class	1,185,040
1,185,040	Invesco Premier Tax-Exempt Portfolio— Institutional Class	1,185,040
1,185,040	Invesco Short—Term Investment Trust— Government & Agency Portfolio— Institutional Class	1,185,040
1,185,040	Invesco Short—Term Investment Trust—STIC Prime Portfolio—Institutional Class	1,185,040
1,185,040	Invesco Short—Term Investment Trust—Treasury Portfolio—Institutional Class	1,185,040

	Total Money Market Funds (Cost 5,925,200)	5,925,200

	Total Investments (Cost $13,027,266)—93.4%	13,099,431
	Other assets less liabilities—6.6%	924,746

	Net Assets—100.0%	$14,024,177

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Information Technology	16.3
Financials	13.2
Health Care	11.9
Consumer Discretionary	10.2
Industrials	8.4
Consumer Staples	7.8
Energy	7.0
Materials	2.6
Utilities	2.5
Telecommunication Services	1.9
Money Market Fund Plus Other Assets Less Liabilities	18.2

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—81.8%
	Consumer Discretionary—10.2%
11,150	Amazon.com, Inc.(b)	$4,702,847
2,197	AutoNation, Inc.(b)	135,225
930	AutoZone, Inc.(b)	625,574
5,426	Bed Bath & Beyond, Inc.(b)	382,316
8,533	Best Buy Co., Inc.	295,668
6,633	BorgWarner, Inc.	392,674
6,411	Cablevision Systems Corp., Class A	128,092
6,154	CarMax, Inc.(b)	419,149
13,189	Carnival Corp.	579,920
13,383	CBS Corp., Class B	831,486
904	Chipotle Mexican Grill, Inc.(b)	561,691
8,080	Coach, Inc.	308,737
74,337	Comcast Corp., Class A	4,293,705
9,711	D.R. Horton, Inc.	246,659
3,643	Darden Restaurants, Inc.	232,314
8,494	Delphi Automotive PLC (United Kingdom)	705,002
14,707	DIRECTV(b)	1,333,998
4,344	Discovery Communications, Inc., Class A(b)	140,572
7,906	Discovery Communications, Inc., Class C(b)	238,998
8,888	Dollar General Corp.	646,246
6,028	Dollar Tree, Inc.(b)	460,599
2,888	Expedia, Inc., Class A	272,136
2,808	Family Dollar Stores, Inc.	219,417
115,716	Ford Motor Co.	1,828,313
1,309	Fossil Group, Inc.(b)	109,930

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
3,190	GameStop Corp., Class A	$122,943
6,625	Gannett Co., Inc.	227,370
7,752	Gap, Inc. (The)	307,289
3,531	Garmin Ltd.	159,566
39,538	General Motors Co.	1,386,202
4,480	Genuine Parts Co.	402,528
7,884	Goodyear Tire & Rubber Co. (The)	223,630
8,067	H&R Block, Inc.	243,946
11,717	Hanesbrands, Inc.	364,164
6,194	Harley-Davidson, Inc.	348,165
2,009	Harman International Industries, Inc.	261,933
3,264	Hasbro, Inc.	231,059
38,546	Home Depot, Inc. (The)	4,123,651
12,071	Interpublic Group of Cos., Inc. (The)	251,560
19,224	Johnson Controls, Inc.	968,505
5,917	Kohl’s Corp.	423,953
7,192	L Brands, Inc.	642,677
4,036	Leggett & Platt, Inc.	171,409
5,223	Lennar Corp., Class A	239,213
28,469	Lowe’s Cos., Inc.	1,960,375
9,967	Macy’s, Inc.	644,167
6,075	Marriott International, Inc., Class A	486,304
9,929	Mattel, Inc.	279,601
28,110	McDonald’s Corp.	2,714,020
5,869	Michael Kors Holdings Ltd.(b)	363,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,807	Mohawk Industries, Inc.(b)	$313,515
1,759	Netflix, Inc.(b)	978,884
7,943	Newell Rubbermaid, Inc.	302,867
14,621	News Corp., Class A(b)	230,719
20,479	NIKE, Inc., Class B	2,024,144
4,132	Nordstrom, Inc.	312,214
7,207	Omnicom Group, Inc.	546,002
2,972	O’Reilly Automotive, Inc.(b)	647,391
1,522	Priceline Group, Inc. (The)(b)	1,883,947
9,769	PulteGroup, Inc.	188,542
2,412	PVH Corp.	249,280
1,763	Ralph Lauren Corp., Class A	235,202
6,062	Ross Stores, Inc.	599,411
4,814	Royal Caribbean Cruises Ltd.	327,641
2,845	Scripps Networks Interactive, Inc., Class A	198,752
18,742	Staples, Inc.	305,869
43,857	Starbucks Corp.	2,174,430
5,026	Starwood Hotels & Resorts Worldwide, Inc.	431,985
18,626	Target Corp.	1,468,288
3,290	Tiffany & Co.	287,809
8,209	Time Warner Cable, Inc.	1,276,664
24,296	Time Warner, Inc.	2,050,825
19,979	TJX Cos., Inc. (The)	1,289,445
3,985	Tractor Supply Co.	342,949
3,257	TripAdvisor, Inc.(b)	262,156
53,489	Twenty-First Century Fox, Inc., Class A	1,822,905
4,881	Under Armour, Inc., Class A(b)	378,522
2,929	Urban Outfitters, Inc.(b)	117,277
10,020	VF Corp.	725,749
10,674	Viacom, Inc., Class B	741,309
45,750	Walt Disney Co. (The)	4,973,940
2,271	Whirlpool Corp.	398,788
3,528	Wyndham Worldwide Corp.	301,291
2,369	Wynn Resorts Ltd.	263,125
12,659	Yum! Brands, Inc.	1,088,168

		67,378,559

	Consumer Staples—7.8%
57,617	Altria Group, Inc.	2,883,731
18,562	Archer-Daniels-Midland Co.	907,311
4,563	Brown-Forman Corp., Class B	411,719
5,203	Campbell Soup Co.	232,626
3,831	Clorox Co. (The)	406,469
114,956	Coca-Cola Co. (The)	4,662,615
6,343	Coca-Cola Enterprises, Inc.	281,693
24,952	Colgate-Palmolive Co.	1,678,771
12,450	ConAgra Foods, Inc.	450,067
4,915	Constellation Brands, Inc., Class A(b)	569,845
12,871	Costco Wholesale Corp.	1,841,197
32,927	CVS Health Corp.	3,269,322
5,655	Dr Pepper Snapple Group, Inc.	421,750
6,530	Estee Lauder Cos., Inc. (The), Class A	530,824
17,681	General Mills, Inc.	978,467
4,329	Hershey Co. (The)	397,922
3,934	Hormel Foods Corp.	213,813
2,850	J.M. Smucker Co. (The)	330,372
7,384	Kellogg Co.	467,629

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
3,566	Keurig Green Mountain, Inc.	$414,975
10,683	Kimberly-Clark Corp.	1,171,818
17,194	Kraft Foods Group, Inc.	1,457,191
14,388	Kroger Co. (The)	991,477
10,554	Lorillard, Inc.	737,302
3,743	McCormick & Co., Inc.	281,848
5,917	Mead Johnson Nutrition Co.	567,559
4,678	Molson Coors Brewing Co., Class B	343,880
48,262	Mondelez International, Inc., Class A	1,851,813
4,268	Monster Beverage Corp.(b)	585,185
43,359	PepsiCo, Inc.	4,124,308
45,260	Philip Morris International, Inc.	3,777,852
79,008	Procter & Gamble Co. (The)	6,281,926
9,034	Reynolds American, Inc.	662,192
17,329	Sysco Corp.	641,693
8,594	Tyson Foods, Inc., Class A	339,463
25,518	Walgreens Boots Alliance, Inc.	2,116,208
46,209	Wal-Mart Stores, Inc.	3,606,612
10,546	Whole Foods Market, Inc.	503,677

		51,393,122

	Energy—7.0%
14,838	Anadarko Petroleum Corp.	1,396,256
11,035	Apache Corp.	754,794
12,702	Baker Hughes, Inc.	869,579
12,111	Cabot Oil & Gas Corp.	409,594
5,678	Cameron International Corp.(b)	311,268
15,191	Chesapeake Energy Corp.	239,562
55,004	Chevron Corp.	6,108,744
2,560	Cimarex Energy Co.	318,464
36,018	ConocoPhillips	2,446,343
6,734	CONSOL Energy, Inc.	218,720
11,300	Devon Energy Corp.	770,773
1,969	Diamond Offshore Drilling, Inc.	65,902
6,860	Ensco PLC, Class A	187,141
16,064	EOG Resources, Inc.	1,589,533
4,439	EQT Corp.	399,244
122,704	Exxon Mobil Corp.	10,720,648
6,762	FMC Technologies, Inc.(b)	298,204
24,833	Halliburton Co.	1,215,575
3,182	Helmerich & Payne, Inc.	248,101
7,115	Hess Corp.	547,144
49,840	Kinder Morgan, Inc.	2,140,628
19,770	Marathon Oil Corp.	614,847
7,991	Marathon Petroleum Corp.	787,673
4,886	Murphy Oil Corp.	232,622
11,998	National Oilwell Varco, Inc.	652,811
4,674	Newfield Exploration Co.(b)	183,408
7,085	Noble Corp. PLC	122,641
11,310	Noble Energy, Inc.	573,643
22,547	Occidental Petroleum Corp.	1,806,015
6,108	ONEOK, Inc.	293,795
15,901	Phillips 66	1,261,108
4,357	Pioneer Natural Resources Co.	752,802
4,713	QEP Resources, Inc.	106,043
4,847	Range Resources Corp.	308,075
37,314	Schlumberger Ltd.	3,530,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
11,241	Southwestern Energy Co.(b)	$315,085
19,652	Spectra Energy Corp.	732,037
3,663	Tesoro Corp.	314,395
9,980	Transocean Ltd.	187,824
15,071	Valero Energy Corp.	857,540
19,704	Williams Cos., Inc. (The)	1,008,648

		45,897,507

	Financials—13.2%
9,584	ACE Ltd.	1,025,392
1,603	Affiliated Managers Group, Inc.(b)	362,486
12,838	Aflac, Inc.	809,308
12,172	Allstate Corp. (The)	847,902
25,634	American Express Co.	1,985,353
40,149	American International Group, Inc.	2,259,987
12,362	American Tower Corp. REIT	1,168,580
5,335	Ameriprise Financial, Inc.	668,369
8,189	Aon PLC	788,027
4,577	Apartment Investment & Management Co., Class A REIT	172,690
2,017	Assurant, Inc.	123,965
3,858	AvalonBay Communities, Inc. REIT	634,024
307,739	Bank of America Corp.	4,902,282
32,580	Bank of New York Mellon Corp. (The)	1,379,437
21,096	BB&T Corp.	807,766
53,343	Berkshire Hathaway, Inc., Class B(b)	7,532,565
3,717	BlackRock, Inc.	1,352,765
4,483	Boston Properties, Inc. REIT	593,146
16,127	Capital One Financial Corp.	1,303,868
8,182	CBRE Group, Inc., Class A(b)	313,698
33,754	Charles Schwab Corp. (The)	1,029,497
6,744	Chubb Corp. (The)	663,272
4,303	Cincinnati Financial Corp.	217,904
88,763	Citigroup, Inc.	4,732,843
9,270	CME Group, Inc., Class A	842,736
5,205	Comerica, Inc.	246,769
9,759	Crown Castle International Corp. REIT	815,169
13,092	Discover Financial Services	758,943
8,463	E*TRADE Financial Corp.(b)	243,650
10,653	Equity Residential REIT	786,831
1,903	Essex Property Trust, Inc. REIT	422,371
23,837	Fifth Third Bancorp	476,740
11,493	Franklin Resources, Inc.	592,579
18,381	General Growth Properties, Inc. REIT	503,639
14,560	Genworth Financial, Inc., Class A(b)	127,982
11,849	Goldman Sachs Group, Inc. (The)	2,327,381
12,313	Hartford Financial Services Group, Inc. (The)	502,001
13,475	HCP, Inc. REIT	542,908
10,213	Health Care REIT, Inc. REIT	735,540
22,224	Host Hotels & Resorts, Inc. REIT	447,591
14,107	Hudson City Bancorp, Inc.	131,195
23,865	Huntington Bancshares, Inc.	259,174
3,268	IntercontinentalExchange, Inc.	733,764
9,198	Invesco Ltd.(c)	380,981
5,486	Iron Mountain, Inc. REIT	189,212
109,070	JPMorgan Chase & Co.	6,899,768
25,027	KeyCorp	361,640

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
12,035	Kimco Realty Corp. REIT	$290,044
2,897	Legg Mason, Inc.	152,527
9,276	Leucadia National Corp.	220,491
7,504	Lincoln National Corp.	423,901
8,763	Loews Corp.	364,891
3,884	M&T Bank Corp.	464,798
4,146	Macerich Co. (The) REIT	338,977
15,758	Marsh & McLennan Cos., Inc.	884,969
8,004	McGraw Hill Financial, Inc.	834,817
32,688	MetLife, Inc.	1,676,568
5,198	Moody’s Corp.	558,889
45,103	Morgan Stanley	1,682,793
3,437	NASDAQ OMX Group, Inc. (The)	167,141
11,737	Navient Corp.	229,341
6,418	Northern Trust Corp.	469,477
9,029	People’s United Financial, Inc.	136,428
5,158	Plum Creek Timber Co., Inc. REIT	217,668
15,225	PNC Financial Services Group, Inc. (The)	1,396,589
8,005	Principal Financial Group, Inc.	409,216
15,665	Progressive Corp. (The)	417,629
14,988	Prologis, Inc. REIT	602,518
13,277	Prudential Financial, Inc.	1,083,403
4,236	Public Storage REIT	795,987
6,589	Realty Income Corp. REIT	309,485
39,291	Regions Financial Corp.	386,231
9,102	Simon Property Group, Inc. REIT	1,651,922
2,881	SL Green Realty Corp. REIT	352,519
12,069	State Street Corp.	930,761
15,345	SunTrust Banks, Inc.	636,818
7,636	T. Rowe Price Group, Inc.	619,890
3,719	Torchmark Corp.	208,673
9,402	Travelers Cos., Inc. (The)	950,636
52,111	U.S. Bancorp	2,233,999
7,382	Unum Group	252,169
9,666	Ventas, Inc. REIT	665,987
5,106	Vornado Realty Trust REIT	528,420
137,157	Wells Fargo & Co.	7,557,351
15,398	Weyerhaeuser Co. REIT	485,191
8,842	XL Group PLC	327,861
5,945	Zions Bancorporation	168,452

		87,089,117

	Health Care—11.9%
44,119	Abbott Laboratories	2,048,004
46,631	AbbVie, Inc.	3,015,160
11,423	Actavis PLC(b)	3,231,110
10,301	Aetna, Inc.	1,100,868
9,821	Agilent Technologies, Inc.	406,295
5,912	Alexion Pharmaceuticals, Inc.(b)	1,000,488
6,095	AmerisourceBergen Corp.	696,659
22,195	Amgen, Inc.	3,504,812
7,800	Anthem, Inc.	1,177,254
15,880	Baxter International, Inc.	1,091,591
6,116	Becton, Dickinson and Co.	861,561
6,859	Biogen, Inc.(b)	2,564,786
38,872	Boston Scientific Corp.(b)	692,699
48,600	Bristol-Myers Squibb Co.	3,097,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
2,181	C.R. Bard, Inc.	$363,311
9,663	Cardinal Health, Inc.	814,977
23,426	Celgene Corp.(b)	2,531,414
8,902	Cerner Corp.(b)	639,253
7,566	Cigna Corp.	943,026
5,041	DaVita HealthCare Partners, Inc.(b)	408,825
4,113	DENTSPLY International, Inc.	209,763
3,165	Edwards Lifesciences Corp.(b)	400,847
28,599	Eli Lilly & Co.	2,055,410
5,201	Endo International PLC(b)	437,222
21,263	Express Scripts Holding Co.(b)	1,837,123
43,568	Gilead Sciences, Inc.(b)	4,379,020
8,622	HCA Holdings, Inc.(b)	638,114
2,451	Henry Schein, Inc.(b)	336,032
5,017	Hospira, Inc.(b)	437,934
4,371	Humana, Inc.	723,838
1,076	Intuitive Surgical, Inc.(b)	533,674
81,345	Johnson & Johnson	8,069,424
2,919	Laboratory Corp. of America Holdings(b)	348,996
3,403	Mallinckrodt PLC(b)	385,152
6,805	McKesson Corp.	1,520,237
41,692	Medtronic PLC	3,103,969
83,019	Merck & Co., Inc.	4,944,612
11,898	Mylan N.V(b)	859,749
2,509	Patterson Cos., Inc.	117,810
3,302	PerkinElmer, Inc.	169,261
4,132	Perrigo Co. PLC	757,313
179,292	Pfizer, Inc.	6,083,378
4,224	Quest Diagnostics, Inc.	301,678
2,166	Regeneron Pharmaceuticals, Inc.(b)	990,858
8,220	St. Jude Medical, Inc.	575,811
8,749	Stryker Corp.	807,008
2,875	Tenet Healthcare Corp.(b)	137,598
11,618	Thermo Fisher Scientific, Inc.	1,460,150
27,907	UnitedHealth Group, Inc.	3,108,840
2,675	Universal Health Services, Inc., Class B	312,841
2,927	Varian Medical Systems, Inc.(b)	260,064
7,089	Vertex Pharmaceuticals, Inc.(b)	873,932
2,439	Waters Corp.(b)	305,338
4,962	Zimmer Holdings, Inc.	545,026
14,679	Zoetis, Inc.	652,041

		78,869,434

	Industrials—8.4%
18,579	3M Co.	2,905,570
5,009	ADT Corp. (The)	188,338
2,798	Allegion PLC	171,098
20,990	American Airlines Group, Inc.	1,013,502
7,058	AMETEK, Inc.	369,980
19,157	Boeing Co. (The)	2,745,964
4,277	C.H. Robinson Worldwide, Inc.	275,396
17,731	Caterpillar, Inc.	1,540,469
2,839	Cintas Corp.	226,978
28,986	CSX Corp.	1,046,105
4,926	Cummins, Inc.	681,069
17,968	Danaher Corp.	1,471,220
9,933	Deere & Co.	899,135

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
24,106	Delta Air Lines, Inc.	$1,076,092
4,760	Dover Corp.	360,427
1,056	Dun & Bradstreet Corp. (The)	134,820
13,906	Eaton Corp. PLC	955,759
20,053	Emerson Electric Co.	1,179,718
3,496	Equifax, Inc.	338,867
5,616	Expeditors International of Washington, Inc.	257,381
7,993	Fastenal Co.	340,662
7,707	FedEx Corp.	1,306,876
3,939	Flowserve Corp.	230,550
4,323	Fluor Corp.	259,985
9,215	General Dynamics Corp.	1,265,404
294,444	General Electric Co.	7,973,544
22,901	Honeywell International, Inc.	2,311,169
10,202	Illinois Tool Works, Inc.	954,703
7,691	Ingersoll-Rand PLC	506,375
3,744	Jacobs Engineering Group, Inc.(b)	160,468
2,872	Joy Global, Inc.	122,462
3,223	Kansas City Southern	330,325
2,412	L-3 Communications Holdings, Inc.	277,163
7,844	Lockheed Martin Corp.	1,463,690
10,216	Masco Corp.	270,622
9,223	Nielsen NV	414,482
8,998	Norfolk Southern Corp.	907,448
5,798	Northrop Grumman Corp.	893,124
10,374	PACCAR, Inc.	677,941
3,127	Pall Corp.	304,320
4,177	Parker Hannifin Corp.	498,567
5,333	Pentair PLC (United Kingdom)	331,446
5,886	Pitney Bowes, Inc.	131,670
4,156	Precision Castparts Corp.	859,004
6,192	Quanta Services, Inc.(b)	179,011
8,995	Raytheon Co.	935,480
7,330	Republic Services, Inc.	297,818
3,985	Robert Half International, Inc.	220,968
3,980	Rockwell Automation, Inc.	472,028
3,891	Rockwell Collins, Inc.	378,711
2,933	Roper Technologies, Inc.	493,243
1,558	Ryder System, Inc.	148,571
1,712	Snap-on, Inc.	256,030
19,772	Southwest Airlines Co.	801,952
4,596	Stanley Black & Decker, Inc.	453,625
2,489	Stericycle, Inc.(b)	332,107
8,094	Textron, Inc.	355,974
12,253	Tyco International PLC	482,523
25,783	Union Pacific Corp.	2,738,928
20,332	United Parcel Service, Inc., Class B	2,043,976
2,817	United Rentals, Inc.(b)	272,066
24,170	United Technologies Corp.	2,749,338
1,745	W.W. Grainger, Inc.	433,510
12,482	Waste Management, Inc.	618,233
5,324	Xylem, Inc.	197,094

		55,491,074

	Information Technology—16.3%
18,387	Accenture PLC, Class A	1,703,556
13,922	Adobe Systems, Inc.(b)	1,058,907

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
5,203	Akamai Technologies, Inc.(b)	$383,877
1,829	Alliance Data Systems Corp.(b)	543,780
8,797	Altera Corp.	366,659
9,075	Amphenol Corp., Class A	502,483
9,128	Analog Devices, Inc.	564,475
170,394	Apple, Inc.	21,324,809
35,933	Applied Materials, Inc.	711,114
6,641	Autodesk, Inc.(b)	377,408
13,900	Automatic Data Processing, Inc.	1,175,106
7,510	Avago Technologies Ltd. (Singapore)	877,769
15,950	Broadcom Corp., Class A	705,070
9,382	CA, Inc.	298,066
149,342	Cisco Systems, Inc.	4,305,530
4,685	Citrix Systems, Inc.(b)	314,645
17,841	Cognizant Technology Solutions Corp., Class A(b)	1,044,412
4,124	Computer Sciences Corp.	265,792
37,193	Corning, Inc.	778,449
32,213	eBay, Inc.(b)	1,876,729
9,119	Electronic Arts, Inc.(b)	529,723
58,165	EMC Corp.	1,565,220
1,660	Equinix, Inc. REIT	424,844
2,116	F5 Networks, Inc.(b)	258,194
61,410	Facebook, Inc., Class A(b)	4,837,266
8,694	Fidelity National Information Services, Inc.	543,288
2,211	First Solar, Inc.(b)	131,930
6,986	Fiserv, Inc.(b)	542,114
4,136	FLIR Systems, Inc.	127,761
8,348	Google, Inc., Class A(b)	4,581,132
8,391	Google, Inc., Class C(b)	4,508,820
3,068	Harris Corp.	246,176
53,177	Hewlett-Packard Co.	1,753,246
138,538	Intel Corp.	4,509,412
26,896	International Business Machines Corp.	4,607,016
8,102	Intuit, Inc.	812,874
10,621	Juniper Networks, Inc.	280,713
4,748	KLA-Tencor Corp.	279,182
4,666	Lam Research Corp.	352,656
6,992	Linear Technology Corp.	322,541
28,548	MasterCard, Inc., Class A	2,575,315
5,885	Microchip Technology, Inc.	280,450
31,458	Micron Technology, Inc.(b)	884,914
240,000	Microsoft Corp.	11,673,600
5,592	Motorola Solutions, Inc.	334,122
9,142	NetApp, Inc.	331,397
15,117	NVIDIA Corp.	335,522
93,787	Oracle Corp.	4,090,989
9,575	Paychex, Inc.	463,334
48,264	QUALCOMM, Inc.	3,281,952
5,362	Red Hat, Inc.(b)	403,544
17,693	salesforce.com, inc.(b)	1,288,404
6,222	SanDisk Corp.	416,501
9,596	Seagate Technology PLC	563,477
5,591	Skyworks Solutions, Inc.	515,770
19,970	Symantec Corp.	497,752
11,882	TE Connectivity Ltd. (Switzerland)	790,747

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
4,236	Teradata Corp.(b)	$186,342
30,628	Texas Instruments, Inc.	1,660,344
4,844	Total System Services, Inc.	191,629
3,081	VeriSign, Inc.(b)	195,674
56,740	Visa, Inc., Class A	3,747,677
6,348	Western Digital Corp.	620,454
15,311	Western Union Co. (The)	310,507
30,575	Xerox Corp.	351,612
7,657	Xilinx, Inc.	332,008
25,477	Yahoo!, Inc.(b)	1,084,428

		107,801,209

	Materials—2.6%
5,645	Air Products & Chemicals, Inc.	809,662
1,970	Airgas, Inc.	199,522
35,760	Alcoa, Inc.	479,899
3,196	Allegheny Technologies, Inc.	108,632
2,677	Avery Dennison Corp.	148,814
4,015	Ball Corp.	294,741
1,396	CF Industries Holdings, Inc.	401,308
31,840	Dow Chemical Co. (The)	1,623,840
26,494	E.I. du Pont de Nemours & Co.	1,939,361
4,345	Eastman Chemical Co.	331,176
7,877	Ecolab, Inc.	882,067
3,901	FMC Corp.	231,368
30,453	Freeport-McMoRan, Inc.	708,641
2,368	International Flavors & Fragrances, Inc.	271,728
12,370	International Paper Co.	664,516
11,595	LyondellBasell Industries NV, Class A	1,200,314
1,804	Martin Marietta Materials, Inc.	257,341
4,882	MeadWestvaco Corp.	238,242
14,128	Monsanto Co.	1,610,027
9,106	Mosaic Co. (The)	400,664
14,619	Newmont Mining Corp.	387,257
9,342	Nucor Corp.	456,450
4,827	Owens-Illinois, Inc.(b)	115,414
3,982	PPG Industries, Inc.	882,252
8,449	Praxair, Inc.	1,030,187
6,192	Sealed Air Corp.	282,355
2,355	Sherwin-Williams Co. (The)	654,690
3,489	Sigma-Aldrich Corp.	484,692
3,853	Vulcan Materials Co.	329,509

		17,424,669

	Telecommunication Services—1.9%
151,842	AT&T, Inc.	5,259,807
16,583	CenturyLink, Inc.	596,324
29,364	Frontier Communications Corp.	201,437
8,388	Level 3 Communications, Inc.(b)	469,225
121,586	Verizon Communications, Inc.	6,132,798

		12,659,591

	Utilities—2.5%
18,913	AES Corp. (The)	250,597
3,504	AGL Resources, Inc.	176,146
7,117	Ameren Corp.	291,370
14,331	American Electric Power Co., Inc.	815,004
12,601	CenterPoint Energy, Inc.	264,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
8,064	CMS Energy Corp.	$273,611
8,590	Consolidated Edison, Inc.	528,714
17,198	Dominion Resources, Inc.	1,232,753
5,195	DTE Energy Co.	413,678
20,720	Duke Energy Corp.	1,607,250
9,552	Edison International	582,099
5,281	Entergy Corp.	407,588
9,275	Eversource Energy	452,249
25,176	Exelon Corp.	856,488
12,327	FirstEnergy Corp.	442,663
2,338	Integrys Energy Group, Inc.	170,908
12,977	NextEra Energy, Inc.	1,309,769
9,241	NiSource, Inc.	401,244
9,907	NRG Energy, Inc.	250,053
7,379	Pepco Holdings, Inc.	191,706
13,920	PG&E Corp.	736,646
3,226	Pinnacle West Capital Corp.	197,431
19,494	PPL Corp.	663,381
14,826	Public Service Enterprise Group, Inc.	615,872
4,186	SCANA Corp.	221,774
6,764	Sempra Energy	718,134
26,612	Southern Co. (The)	1,178,912
6,872	TECO Energy, Inc.	130,224
6,616	Wisconsin Energy Corp.	324,978
14,812	Xcel Energy, Inc.	502,275

		16,207,760

	Total Common Stocks and Other Equity Interests (Cost $539,123,590)	540,212,042

	Money Market Fund—15.1%
99,823,594	Invesco Premier Portfolio—Institutional Class(d) (Cost $99,823,594)	99,823,594

	Total Investments (Cost $638,947,184)—96.9%	640,035,636
	Other assets less liabilities—3.1%	20,687,926

	Net Assets—100.0%	$660,723,562

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Assets and Liabilities

April 30, 2015

(Unaudited)

	PowerShares Active U.S. Real Estate Fund (PSR)	PowerShares China A-Share Portfolio (CHNA)	PowerShares Multi-Strategy Alternative Portfolio (LALT)	PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
Assets:
Unaffiliated investments, at value	$53,205,228	$—	$7,174,231	$539,831,061
Affiliated investments, at value	11,100	5,842,435	5,925,200	100,204,575

Total investments, at value	53,216,328	5,842,435	13,099,431	640,035,636
Cash	—	379,183	304,177	—
Cash collateral for futures contracts	—	5,245,898	618,863	20,082,289
Receivables:
Dividends	24,338	93	5,896	506,700
Shares sold	220,561	—	—	—
Unrealized appreciation on futures contracts	—	224,055	15,269	351,448

Total Assets	53,461,227	11,691,664	14,043,636	660,976,073

Liabilities:
Payables:
Investments purchased	222,838	—	—	51,350
Forward Foreign currency contracts outstanding	—	—	8,959	—
Accrued unitary management fees	33,390	4,076	10,500	201,161

Total Liabilities	256,228	4,076	19,459	252,511

Net Assets	$53,204,999	$11,687,588	$14,024,177	$660,723,562

Net Assets Consist of:
Shares of beneficial interest	$50,629,528	$6,864,742	$15,360,262	$699,337,884
Undistributed net investment income (loss)	340,064	(28,366)	(21,101)	(26,311,074)
Undistributed net realized gain (loss)	2,051,883	4,627,157	(1,393,459)	(13,743,148)
Net unrealized appreciation	183,524	224,055	78,475	1,439,900

Net Assets	$53,204,999	$11,687,588	$14,024,177	$660,723,562

Shares outstanding (unlimited amount authorized, $0.01 par value)	750,000	250,001	600,000	24,750,000
Net asset value	$70.94	$46.75	$23.37	$26.70

Market price	$70.90	$46.58	$23.35	$26.69

Unaffiliated investments, at cost	$53,021,704	$—	$7,102,066	$538,792,655

Affiliated investments, at cost	$11,100	$5,842,435	$5,925,200	$100,154,529

Total investments, at cost	$53,032,804	$5,842,435	$13,027,266	$638,947,184

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Statements of Operations

For the six months ended April 30, 2015

(Unaudited)

	PowerShares Active U.S. Real Estate Fund (PSR)	PowerShares China A-Share Portfolio (CHNA)	PowerShares Multi-Strategy Alternative Portfolio (LALT)	PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
Investment Income:
Unaffiliated dividend income	$885,356	$—	$69,368	$5,062,379
Affiliated dividend income	3	602	802	22,657
Foreign withholding tax	—	—	(182)	(656)

Total Income	885,359	602	69,988	5,084,380

Expenses:
Unitary management fees	191,889	23,549	80,308	1,264,781

Less: Waivers	(22)	(2,495)	(3,579)	(118,700)

Net Expenses	191,867	21,054	76,729	1,146,081

Net Investment Income (Loss)	693,492	(20,452)	(6,741)	3,938,299

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	2,287,138	—	293,086	25,099,393
In-kind redemptions	971,248	—	—	374,549
Futures contracts	—	4,746,933	(407,436)	(40,261,665)
Foreign currencies	—	—	(911,945)	—

Net realized gain (loss)	3,258,386	4,746,933	(1,026,295)	(14,787,723)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(3,529,309)	—	(27,148)	(27,688,300)
Futures contracts	—	137,917	(18,651)	3,146,362
Foreign currencies	—	—	(23,319)	—

Net change in unrealized appreciation (depreciation)	(3,529,309)	137,917	(69,118)	(24,541,938)

Net realized and unrealized gain (loss)	(270,923)	4,884,850	(1,095,413)	(39,329,661)

Net increase (decrease) in net assets resulting from operations	$422,569	$4,864,398	$(1,102,154)	$(35,391,362)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Statements of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	PowerShares Active U.S. Real Estate Fund (PSR)		PowerShares China A-Share Portfolio (CHNA)
	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014
Operations:
Net investment income (loss)	$693,492	$515,868	$(20,452)	$(10,058)
Net realized gain (loss)	3,258,386	3,072,100	4,746,933	(53,874)
Net change in unrealized appreciation (depreciation)	(3,529,309)	2,825,687	137,917	54,037

Net increase (decrease) in net assets resulting from operations	422,569	6,413,655	4,864,398	(9,895)

Distributions to Shareholders from:
Net investment income	(528,188)	(504,520)	—	—
Net realized gains	—	—	—	—

Total distributions to shareholders	(528,188)	(504,520)	—	—

Shareholder Transactions:
Proceeds from shares sold	21,778,082	45,857,016	17,894,175	—
Value of shares repurchased	(10,863,281)	(42,550,001)	(13,566,676)	—

Net increase in net assets resulting from shares transactions	10,914,801	3,307,015	4,327,499	—

Increase (Decrease) in Net Assets	10,809,182	9,216,150	9,191,897	(9,895)

Net Assets:
Beginning of period	42,395,817	33,179,667	2,495,691	2,505,586

End of period	$53,204,999	$42,395,817	$11,687,588	$2,495,691

Undistributed net investment income (loss) at end of period	$340,064	$174,760	$(28,366)	$(7,914)

Changes in Shares Outstanding:
Shares sold	300,000	700,000	500,000	100,001
Shares repurchased	(150,000)	(650,000)	(350,000)	—
Shares outstanding, beginning of period	600,000	550,000	100,001	—

Shares outstanding, end of period	750,000	600,000	250,001	100,001

(a)	For the period May 27, 2014 (commencement of investment operations) through October 31, 2014.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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PowerShares Multi-Strategy Alternative Portfolio (LALT)		PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
April 30, 2015	October 31, 2014(a)	April 30, 2015	October 31, 2014

$(6,741)	$6,275	$3,938,299	$2,900,291
(1,026,295)	(468,997)	(14,787,723)	7,937,299
(69,118)	147,593	(24,541,938)	19,094,957

(1,102,154)	(315,129)	(35,391,362)	29,932,547

—	—	(4,005,368)	(2,996,245)
—	—	(27,026,571)	—

—	—	(31,031,939)	(2,996,245)

4,867,191	22,455,058	238,133,301	462,383,150
(11,880,789)	—	(40,451,758)	(49,436,306)

(7,013,598)	22,455,058	197,681,543	412,946,844

(8,115,752)	22,139,929	131,258,242	439,883,146

22,139,929	—	529,465,320	89,582,174

$14,024,177	$22,139,929	$660,723,562	$529,465,320

$(21,101)	$(14,360)	$(26,311,074)	$782,566

200,000	900,000	8,300,000	16,450,000
(500,000)	—	(1,500,000)	(1,800,001)
900,000	—	17,950,000	3,300,001

600,000	900,000	24,750,000	17,950,000

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Financial Highlights

PowerShares Active U.S. Real Estate Fund (PSR)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$70.66		$60.33	$55.99	$50.32	$45.42	$33.01
Net investment income(a)	1.06		0.92	0.93	0.77	0.54	1.07
Net realized and unrealized gain on investments	0.02		10.33	4.20	5.82	5.15	12.06
Total from investment operations	1.08		11.25	5.13	6.59	5.69	13.13
Distributions to shareholders from:
Net investment income	(0.80)		(0.92)	(0.79)	(0.84)	(0.79)	(0.72)
Net realized gains	—		—	—	(0.08)	—	—
Total distributions	(0.80)		(0.92)	(0.79)	(0.92)	(0.79)	(0.72)
Net asset value at end of period	$70.94		$70.66	$60.33	$55.99	$50.32	$45.42
Market price at end of period(b)	$70.90		$70.63	$60.35	$55.94	$50.36	$45.42
Net Asset Value Total Return(c)	1.47%		18.95%	9.23%	13.22%	12.77%	40.16%
Market Price Total Return(c)	1.46%		18.86%	9.37%	13.03%	12.86%	39.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$53,205		$42,396	$33,180	$22,394	$17,612	$20,438
Ratio to average net assets of:
Expenses, after Waivers	0.80	%(e)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses, prior to Waivers	0.80	%(e)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.89	%(e)	1.46%	1.56%	1.42%	1.10%	2.65%
Portfolio turnover rate(d)	106%		169%	131%	33%	37%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask price.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

PowerShares China A-Share Portfolio (CHNA)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014		For the Period October 8, 2013(a) Through October 31, 2013
Per Share Operating Performance:
Net asset value at beginning of period	$24.96		$25.06		$25.40
Net investment income(b)	(0.08)		(0.10)		0.00	(c)
Net realized and unrealized gain on investments	21.87		0.00	(c)	(0.34)
Total from investment operations	21.79		(0.10)		(0.34)
Net asset value at end of period	$46.75		$24.96		$25.06
Market price at end of period(d)	$46.58		$25.00		$25.18
Net Asset Value Total Return(e)	87.30%		(0.40)%		(1.34	)%(f)
Market Price Total Return(e)	86.32%		(0.72)%		(0.87	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$11,688		$2,496		$2,506
Ratio to average net assets of:
Expenses, after Waivers	0.45	%(g)(h)	0.43	%(g)	0.45	%(h)
Expenses, prior to Waivers	0.50	%(g)(h)	0.50	%(g)	0.50	%(h)
Net investment income (loss), after Waivers	(0.43	)%(h)	(0.43)%		(0.13	)%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask price.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (October 10, 2013, the first day of trading on the exchange) to October 31, 2013 was (1.07)%. The market price total return from Fund Inception to October 31, 2013 was (0.83)%.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares Multi-Strategy Alternative Portfolio (LALT)

	Six Months Ended April 30, 2015 (Unaudited)		For the Period May 27, 2014(a) Through October 31, 2014
Per Share Operating Performance:
Net asset value at beginning of period	$24.60		$25.00
Net investment income(b)	(0.01)		0.01
Net realized and unrealized gain on investments	(1.22)		(0.41)
Total from investment operations	(1.23)		(0.40)
Net asset value at end of period	$23.37		$24.60
Market price at end of period(c)	$23.35		$24.55
Net Asset Value Total Return(d)	(5.00)%		(1.60	)%(e)
Market Price Total Return(d)	(4.89)%		(1.80	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,024		$22,140
Ratio to average net assets of:
Expenses, after Waivers	0.91	%(f)(g)	0.90	%(f)(g)
Expenses, prior to Waivers	0.95	%(f)(g)	0.95	%(f)(g)
Net investment income	(0.08	)%(f)	0.08	%(f)
Portfolio turnover rate(h)	82%		63%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (May 29, 2014, the first day of trading on the exchange) to October 31, 2014 was (1.64)%. The market price total return from Fund Inception to October 31, 2014 was (1.92)%.
(f)	Annualized.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014		For the Period December 4, 2012(a) Through October 31, 2013
Per Share Operating Performance:
Net asset value at beginning of period	$29.50		$27.15		$25.00
Net investment income(b)	0.17		0.33		0.33
Net realized and unrealized gain (loss) on investments	(1.57)		2.49		2.04
Total from investment operations	(1.40)		2.82		2.37
Distributions to shareholders from:
Net investment income	(0.17)		(0.47)		(0.22)
Net realized gains	(1.23)		—		—
Total distributions	(1.40)		(0.47)		(0.22)
Net asset value at end of period	$26.70		$29.50		$27.15
Market price at end of period(c)	$26.69		$29.49		$27.23
Net Asset Value Total Return(d)	(4.90)%		10.50%		9.51	%(e)
Market Price Total Return(d)	(4.91)%		10.14%		9.83	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$660,724		$529,465		$89,582
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(f)(g)	0.36	%(f)	0.38	%(g)
Expenses, prior to Waivers	0.39	%(f)(g)	0.39	%(f)	0.39	%(g)
Net investment income, after Waivers	1.21	%(g)	1.16%		1.37	%(g)
Portfolio turnover rate(h)	162%		58%		99%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 6, 2012, the first day of trading on the exchange) to October 31, 2013 was 8.99%. The market price total return from Fund Inception to October 31, 2013 was 9.26%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Notes to Financial Statements

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2015

(Unaudited)

Note 1. Organization

PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2015, the Trust offered four portfolios:

Full Name	Short Name
PowerShares Active U.S. Real Estate Fund (PSR)	“Active U.S. Real Estate Fund”
PowerShares China A-Share Portfolio (CHNA)	“China A-Share Portfolio”
PowerShares Multi-Strategy Alternative Portfolio (LALT)	“Multi-Strategy Alternative Portfolio”
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)	“S&P 500® Downside Hedged Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of Multi-Strategy Alternative Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units for Active U.S. Real Estate Fund are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units for China A-Share Portfolio and Multi-Strategy Alternative Portfolio are issued and redeemed principally in exchange for the deposit or delivery of cash. Creation Units for S&P 500® Downside Hedged Portfolio are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective for Active U.S. Real Estate Fund is high total return through growth of capital and current income. The investment objective for China A-Share Portfolio is to provide long-term capital appreciation. The investment objective for Multi-Strategy Alternative Portfolio is to seek a positive total return that has a low correlation to the broader securities markets. The investment objective for S&P 500® Downside Hedged Portfolio is to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

21

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

China Investment Risk. For China A-Share Portfolio, there are significant legal requirements that must be resolved before the Fund can invest directly in A-Shares. Currently, the Fund invests in futures contracts. Investing in futures based on the performance of Chinese companies included in the FTSE China A50 Index involves several risks: The economy of China differs, sometimes unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In

22

addition, from time to time the Chinese government has taken actions that influence the prices at which certain goods may be sold, encouraged companies to invest or concentrate in particular industries, induced mergers between companies in certain industries and induced private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulated economic expansion. The regulatory oversight of Chinese companies differs from that in the United States and may not otherwise deter or uncover fraudulent actions by the issuers.

REIT Risk. For Active U.S. Real Estate Fund, although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase each Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on each Fund’s performance.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below), applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), China A-Share Portfolio and Multi-Strategy Alternative Portfolio currently effect creations and redemptions principally for cash and S&P 500® Downside Hedged Portfolio currently effects creations and redemptions partially for cash and partially in-kind, rather than primarily in-kind, because of the nature of each of these Funds’ investments. As such, investments in each Fund’s Shares may be less tax efficient than investments in shares of conventional ETFs that utilize an entirely in-kind redemption process.

VIX Index Risk. For Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio, the Chicago Board Options Exchange (“CBOE”) can make methodological changes to the calculation of the Chicago Board Options Exchange Volatility Index (“VIX Index”) that could affect the value of the futures contracts on the VIX Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of your investment. Additionally, the CBOE may alter, discontinue or suspend calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of each Fund’s Shares.

Tax Risk. China A-Share Portfolio may invest in stock index futures contracts that provide exposure to the China A-Shares market. Multi-Strategy Alternative Portfolio may purchase and sell interest rate futures, including Eurodollar interest rate futures or Euro Euribor interest rate futures, and VIX Index futures contracts. S&P 500® Downside Hedged Portfolio will gain most of its exposure to the futures markets by entering into VIX Index futures (and, to a lesser extent, S&P 500® Index futures (“S&P 500 Futures”)). To qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Funds must meet a qualifying income test each taxable year. The S&P 500® Downside Hedged Portfolio has received a private letter ruling from the Internal Revenue Service (“IRS”) that income it derives from VIX Index futures contracts will constitute qualifying income for purposes of that test. China A-Share Portfolio and Multi-Strategy Alternative Portfolio each received an opinion of its counsel (which is not binding on the IRS or courts) stating that such income should be qualifying for purposes of that test. Failure to comply with the qualifying income test in any taxable year would have significant negative tax consequences to shareholders of the Funds. If the IRS were to determine that the income that the Funds derive from futures did not constitute qualifying income, the Funds likely would be required to reduce their exposure to such investments in order to maintain qualification as a RIC, which may result in difficulty in implementing their investment strategies.

Risk of Investing in Investment Companies. Because Multi-Strategy Alternative Portfolio may invest in other investment companies generally, and China A-Share Portfolio and S&P 500® Downside Hedged Portfolio may invest in other ETFs specifically, each Fund’s investment performance may depend on the investment performance of the funds in which it invests. An investment in an investment company is subject to the risks associated with that investment company. Each Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests (including costs and fees of the investment companies), while continuing to pay its own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in other investment companies.

Commodity Pool Risk. China A-Share Portfolio, Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio invest in futures contracts, which cause each to be deemed to be a commodity pool, thereby subjecting each Fund to regulation under the Commodity Exchange Act and rules of the Commodity Futures Trading Commission (“CFTC”). The Adviser is registered as a Commodity Pool Operator (“CPO”) and as a commodity trading advisor (“CTA”), and the Funds will be operated in accordance with CFTC rules. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, all of which could increase compliance costs and may affect the operations and financial performance of these Funds. Registration as a commodity pool may have negative effects on the ability of each of these Funds to engage in their respective planned investment program.

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C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Advisers (as defined below) for Active U.S. Real Estate Fund and Multi-Strategy Alternative Portfolio, and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Active U.S. Real Estate Fund and S&P 500® Downside Hedged Portfolio declare and pay dividends from net investment income, if any, to their shareholders quarterly and record such dividends on ex-dividend date. China A-Share Portfolio and Multi-Strategy Alternative Portfolio declare and pay dividends from net investment income, if any, to their shareholders annually and record such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

G. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the

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difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

H. Forward Foreign Currency Contracts

Multi-Strategy Alternative Portfolio engages in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund also enters into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund also enters into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund sets aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.

I. Futures Contracts

China A-Share Portfolio, Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio entered into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes. China A-Share Portfolio entered into FTSE China A50 Index futures contracts to simulate full investment in the China A-Shares securities. Multi-Strategy Alternative Portfolio entered into currency futures and interest rate futures including Eurodollar interest rate futures or Euro Euribor interest rate futures, and VIX Index futures contracts. S&P 500® Downside Hedged Portfolio entered into U.S. listed futures contracts on the VIX Index and on S&P 500 Futures to simulate full investment in the S&P 500® Dynamic VEQTOR Index, to facilitate trading or to reduce transaction costs.

A futures contract is an agreement between two parties to purchase or sell a specified underlying security or index for a specified price at a future date. China A-Share Portfolio will only enter into futures contracts that are traded on the Singapore Exchange; Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of Shares of the S&P 500® Downside Hedged Portfolio. Futures have minimal Counterparty Risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.

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Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for Active U.S. Real Estate Fund and Multi-Strategy Alternative Portfolio, oversight of Invesco Advisers, Inc., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”).

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including for Active U.S. Real Estate Fund and Multi-Strategy Alternative Portfolio, payments to the Sub-Advisers, and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active U.S. Real Estate Fund	0.80%
China A-Share Portfolio	0.50%
Multi-Strategy Alternative Portfolio	0.95%
S&P 500® Downside Hedged Portfolio	0.39%

The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Advisers for each of Active U.S. Real Estate Fund and Multi-Strategy Alternative Portfolio. The sub-advisory fee for these Funds is paid by the Adviser to the Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.

Further, through August 31, 2017, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Funds’ investments in money market funds managed by that affiliate. The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2015, the Adviser waived fees for each Fund in the following amounts:

Active U.S. Real Estate Fund	$22
China A-Share Portfolio	2,495
Multi-Strategy Alternative Portfolio	3,579
S&P 500® Downside Hedged Portfolio	118,700

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd., and therefore Invesco Ltd. is considered to be affiliated with the Funds. The table below shows S&P 500® Downside Hedged Portfolio’s transactions in, and earnings from, its investment in affiliates for the six-month period ended April 30, 2015.

S&P 500® Downside Hedged Portfolio

	Value October 31, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2015	Dividend Income
Invesco Ltd.	$372,243	$—	$—	$8,738	$—	$380,981	$4,599

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily

26

available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of April 30, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The appreciation (depreciation) on futures contracts held in China-A Share Portfolio and S&P 500® Downside Hedged Portfolio were based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Multi-Strategy Alternative Portfolio
Equity Securities	$13,099,431	$—	$—	$13,099,431
Forward Foreign Currency Contracts(a)	—	(8,959)	—	(8,959)
Futures(a)	15,269	—	—	15,269

Total Investments	$13,114,700	$(8,959)	$—	$13,105,741

(a)	Unrealized appreciation (depreciation).

Note 6. Derivative Investments

China A-Share Portfolio, Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio have implemented required disclosures about derivative investments and hedging activities in accordance with GAAP. These disclosures are intended to improve financial reporting about the effects of derivative investments and hedging activities by enabling investors to better understand an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
	China A-Share Portfolio		Multi-Strategy Alternative Portfolio		S&P 500® Downside Hedged Portfolio
Risk Exposure/Derivative Type	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$—	$—	$8,387	$(17,346)	$—	$—
Equity risk:
Futures contracts(b)	224,055	—	17,487	(78,643)	368,434	(16,986)
Interest rate risk:
Futures contracts(b)	—	—	76,425	—	—	—

Total	$224,055	$—	$102,299	$(95,989)	$368,434	$(16,986)

(a)	Values are disclosed on the Statements of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.

(b)	Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on futures contracts.

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Effect of Derivative Investments for the Six-Month Period Ended April 30, 2015

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	China A-Share Portfolio	Multi-Strategy Alternative Portfolio		S&P 500® Downside Hedged Portfolio
	Futures	Futures	Forward Foreign Currency Contracts	Futures
Realized Gain (Loss):
Currency risk	$—	$—	$(911,945)	$—
Equity risk	4,746,933	(558,049)	—	(40,261,665)
Interest rate risk	—	150,613	—	—
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	—	—	(23,319)	—
Equity risk	137,917	74,662	—	3,146,362
Interest rate risk	—	(93,313)	—	—

Total	$4,884,850	$(426,087)	$(935,264)	$(37,115,303)

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Average Notional Value
	China A-Share Portfolio	Multi-Strategy Alternative Portfolio	S&P 500® Downside Hedged Portfolio
Futures contracts	$10,889,446	$47,919,805	$142,698,163
Forward foreign currency contracts	—	6,531,099	—

Multi-Strategy Alternative Portfolio

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
5/20/2015	Morgan Stanley	CAD	233,281	USD	191,200	$192,541	$(1,341)
5/20/2015	Morgan Stanley	CHF	401,148	USD	420,700	428,470	(7,770)
5/20/2015	Morgan Stanley	GBP	51,636	USD	77,000	79,341	(2,341)
5/20/2015	Morgan Stanley	SEK	672,237	USD	77,500	80,536	(3,036)
5/20/2015	Morgan Stanley	USD	35,200	AUD	45,631	35,951	751
5/20/2015	Morgan Stanley	USD	64,900	EUR	60,322	67,611	2,711
5/20/2015	Morgan Stanley	USD	155,500	JPY	18,538,046	154,939	(561)
5/20/2015	Morgan Stanley	USD	112,700	NOK	886,888	117,625	4,925
5/20/2015	Morgan Stanley	USD	397,900	NZD	520,651	395,603	(2,297)

Total open forward foreign currency contracts							$(8,959)

Currency Abbreviations:

AUD—Australian Dollar

CAD—Candian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Pound Sterling

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—U.S. Dollar

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Open Futures Contracts
China A-Share Portfolio	Number of Contracts	Expiration Date/Commitment	Value	Unrealized Appreciation
SGX FTSE China A50 Index Futures	834	May-2015/Long	$11,680,170	$224,055

Multi-Strategy Alternative Portfolio	Number of Contracts	Expiration Date/Commitment	Value	Unrealized Appreciation/ (Depreciation)
CBOE Volatility Index (VIX) Futures	(37)	June-2015/Short	$(615,125)	$14,852
CBOE Volatility Index (VIX) Futures	(1)	July-2015/Short	(17,375)	(12)
CBOE Volatility Index (VIX) Futures	29	August-2015/Long	515,475	2,635
Eurodollar Futures	152	March-2016/Long	37,697,900	76,425
S&P 500 E-Mini Futures	(69)	June-2015/Short	(7,172,205)	(78,631)

			$30,408,670	$15,269

S&P 500® Downside Hedged Portfolio	Number of Contracts	Expiration Date/Commitment	Value	Unrealized Appreciation/ (Depreciation)
CBOE Volatility Index (VIX) Futures	567	May-2015/Long	$8,802,675	$(16,986)
CBOE Volatility Index (VIX) Futures	453	June-2015/Long	7,531,125	99,871
S&P 500 E-Mini Futures	1,002	June-2015/Long	104,152,890	268,563

			$120,486,690	$351,448

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” is intended to enhance disclosures about financial instruments and derivative investments that are subject to offsetting arrangements on the Statements of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on each Fund’s financial position. In order for an arrangement to be eligible for netting, the Funds must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Funds’ counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative investments subject to a netting agreement for which the Funds are not currently netting. The following tables present derivative investments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Multi-Strategy Alternative Portfolio

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statements of Assets & Liabilities	Net amounts of assets presented in the Statements of Assets and Liabilities	Collateral Received		Net Amount
Counterparty				Financial Instruments	Cash
Morgan Stanley	$8,387	$(8,387)	$—	$—	$—	$—

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statements of Assets & Liabilities	Net amounts of liabilities presented in the Statements of Assets and Liabilities	Collateral Pledged		Net Amount
Counterparty				Financial Instruments	Cash
Morgan Stanley	$17,346	$(8,387)	$8,959	$—	$—	$8,959

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

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Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2014, as follows:

	Post-effective/no expiration
	Short-Term	Long-Term	Total*
Active U.S. Real Estate Fund	$975,100	$—	$975,100
China A-Share Portfolio	119,776	—	119,776
Multi-Strategy Alternative Portfolio	89,641	236,688	326,329
S&P 500® Downside Hedged Portfolio	—	—	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8. Investment Transactions

For the six-month period ended April 30, 2015, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Active U.S. Real Estate Fund	$51,242,832	$52,063,601
China A-Share Portfolio	—	—
Multi-Strategy Alternative Portfolio	6,520,866	6,189,523
S&P 500® Downside Hedged Portfolio	816,669,448	820,701,854

For the six-month period ended April 30, 2015, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Active U.S. Real Estate Fund	$21,425,099	$9,544,970
China A-Share Portfolio	—	—
Multi-Strategy Alternative Portfolio	2,030,881	5,322,137
S&P 500® Downside Hedged Portfolio	177,633,259	28,000,710

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Active U.S. Real Estate Fund	$1,386,512	$(1,434,391)	$(47,879)	$53,264,207
China A-Share Portfolio	—	—	—	5,842,435
Multi-Strategy Alternative Portfolio	298,252	(233,022)	65,250	13,034,181
S&P 500® Downside Hedged Portfolio	13,428,738	(41,117,038)	(27,688,300)	667,723,936

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

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The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for Multi-Strategy Alternative Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For Active U.S. Real Estate Fund, such transactions are permitted principally in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund of the Trust on the transaction date. For China A-Share Portfolio and Multi-Strategy Alternative Portfolio, Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, and for S&P 500® Downside Hedged Portfolio, Creation Units are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Note 11. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

31

Fees and Expenses

As a shareholder of a Fund of the PowerShares Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

In addition to the fees and expenses which the PowerShares China A-Share Portfolio, PowerShares Multi-Strategy Alternative Portfolio and the PowerShares S&P 500® Downside Hedged Portfolio (the “Portfolios”) each bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which each Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly are included in each Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Active U.S. Real Estate Fund (PSR)
Actual	$1,000.00	$1,014.73	0.80%	$4.00
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80	4.01
PowerShares China A-Share Portfolio (CHNA)
Actual	1,000.00	1,872.99	0.45	3.21
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26
PowerShares Multi-Strategy Alternative Portfolio (LALT)
Actual	1,000.00	949.99	0.91	4.40
Hypothetical (5% return before expenses)	1,000.00	1,020.28	0.91	4.56

32

Fees and Expenses (continued)

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
Actual	$1,000.00	$951.00	0.35%	$1.69
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

33

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 16, 2015, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the following agreements on behalf of PowerShares Active U.S. Real Estate Fund, PowerShares S&P 500® Downside Hedged Portfolio, PowerShares China A-Share Portfolio and PowerShares Multi-Strategy Alternative Portfolio (each, a “Fund” and together, the “Funds”):

—	the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for each Fund; and

—	the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of PowerShares Active U.S. Real Estate Fund and PowerShares Multi-Strategy Alternative Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds.

The Trustees also reviewed information on the performance of PowerShares Active U.S. Real Estate Fund, its benchmark index and the Fund’s Lipper peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year and since-inception (November 20, 2008) periods ended December 31, 2014. Based on the information provided, the Board noted that the Fund outperformed its benchmark for the one-year period, but underperformed its benchmark for the three-year, five-year and since-inception periods. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one- and five-year periods and in the 3rd quartile of its Lipper peer group for the three-year and since-inception periods.

The Trustees also reviewed information on the performance of the PowerShares S&P 500® Downside Hedged Portfolio, its benchmark index and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 6, 2012) periods ended December 31, 2014. Based on the information provided, the Board noted that the Fund underperformed its benchmark for each period and ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees also reviewed information on the performance of the PowerShares China A-Share Portfolio, its benchmark index and the Fund’s Lipper peer group rankings for the one-year and since-inception (October 10, 2013) periods ended December 31, 2014. Based on the information provided, the Board noted that the Fund outperformed its benchmark for the one-year period, underperformed its benchmark for the since-inception period and ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees noted that PowerShares Multi-Strategy Alternative Portfolio is a new Fund and does not have a full year of performance. The Trustees reviewed information on the performance of the Fund and its benchmark index for the period since the Fund’s inception (May 29, 2014) through December 31, 2014. Based on the information provided, the Board noted that the Fund slightly underperformed its benchmark for the since-inception period and was in the 4th quartile of its Lipper peer group for that period.

The Trustees considered the Adviser’s explanation for the Funds’ performance. The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent and, for PowerShares Active U.S. Real Estate Fund and PowerShares Multi-Strategy Alternative Portfolio, their Sub-Advisers. They noted the significant amount of time, effort and resources that had been devoted to structuring the Trust, obtaining the necessary exemptive relief from the Securities and Exchange Commission and arranging for service providers for the Funds. They noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and

34

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable. The Trustees also noted that the Adviser is responsible for overseeing each Fund’s operations and management, including trade execution.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds (except for PowerShares China A-Share Portfolio and PowerShares Multi-Strategy Alternative Portfolio) and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual unitary advisory fee is 0.80% for PowerShares Active U.S. Real Estate Fund, 0.39% for PowerShares S&P 500® Downside Hedged Portfolio, 0.50% for PowerShares China A-Share Portfolio and 0.95% for PowerShares Multi-Strategy Alternative Portfolio, and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except that each Fund pays its brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment objectives and strategies as the Funds. The Trustees noted that:

—	the net expense ratio of PowerShares Active U.S. Real Estate Fund was higher than the median net expense ratios of its ETF peer funds and its open-end index peer funds, but was lower than the median net expense ratio of its open-end actively-managed peer funds;

—	the net expense ratio of PowerShares S&P 500® Downside Hedged Portfolio was lower than the median net expense ratios of its ETF peer funds, its open-end index peer funds and its open-end actively-managed peer funds;

—	the net expense ratio of PowerShares China A-Share Portfolio was lower than the median net expense ratios of its ETF peer funds and its open-end actively-managed peer funds; and

—	the net expense ratio of PowerShares Multi-Strategy Alternative Portfolio was higher than the median net expense ratio of its ETF peer funds, but lower than the median net expense ratio of its open-end actively-managed peer funds.

The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its overall profitability as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Active U.S. Real Estate Fund and PowerShares Multi-Strategy Alternative Portfolio at a meeting held on April 16, 2015. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

35

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Active U.S. Real Estate Fund’s and PowerShares Multi-Strategy Alternative Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Active U.S. Real Estate Fund and PowerShares Multi-Strategy Alternative Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Active U.S. Real Estate Fund and PowerShares Multi-Strategy Alternative Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Advisers, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to PowerShares Active U.S. Real Estate Fund and PowerShares Multi-Strategy Alternative Portfolio. The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to PowerShares Active U.S. Real Estate Fund and PowerShares Multi-Strategy Alternative Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Active U.S. Real Estate Fund and PowerShares Multi-Strategy Alternative Portfolio, the Trustees considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Active U.S. Real Estate Fund and PowerShares Multi-Strategy Alternative Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Active U.S. Real Estate Fund and PowerShares Multi-Strategy Alternative Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Active U.S. Real Estate Fund and PowerShares Multi-Strategy Alternative Portfolio. No single factor was determinative in the Board’s analysis.

36

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website: www.invescopowershares.com.

©2015 Invesco PowerShares Capital Management LLC		P-PS-SAR-10
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

Item 2. Code of Ethics.

Not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual report.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics

Not required for semi-annual report.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	June 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	June 24, 2015

By:	/s/ Steven Hill

Name:	Steven Hill
Title:	Treasurer

Date:	June 24, 2015